Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of year		$ 51,076		$ 45,721
Balance at end of year		$ 56,593		$ 51,076		$ 45,721
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		9,425,607
Balance at end of year (shares)		9,425,607		9,425,607
Balance at beginning of year		$ 236
Dividend declared per share		$ 0.45		$ 0.45
Balance at end of year		$ 236		$ 236
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		2,174,393
Balance at end of year (shares)		2,174,393		2,174,393
Balance at beginning of year		$ 54
Dividend declared per share		$ 0.52		$ 0.70
Balance at end of year		$ 54		$ 54
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		20,000,000
Balance at end of year (shares)		20,000,000		20,000,000
Balance at beginning of year		$ 500
Dividend declared per share		$ 0.96		$ 0.98
Balance at end of year		$ 500		$ 500
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 0.91		$ 0.96
Balance at end of year		$ 400		$ 400
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		12,000,000
Balance at end of year (shares)		12,000,000		12,000,000
Balance at beginning of year		$ 300
Dividend declared per share		$ 0.96		$ 0.95
Balance at end of year		$ 300		$ 300
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		8,000,000
Balance at end of year (shares)		8,000,000		8,000,000
Balance at beginning of year		$ 200
Dividend declared per share		$ 0.90		$ 0.95
Balance at end of year		$ 200		$ 200
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[1]	6,000,000
Balance at end of year (shares)	[1]	6,000,000		6,000,000
Balance at beginning of year		$ 150
Dividend declared per share	[1]	$ 1.25		$ 1.25
Balance at end of year		$ 150	[1]	$ 150
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[1]	600,000
Balance at end of year (shares)	[1]	600,000		600,000
Balance at beginning of year		$ 600
Dividend declared per share	[1]	$ 58.50		$ 58.50
Balance at end of year		$ 600	[1]	$ 600
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		24,000,000
Balance at end of year (shares)		24,000,000		24,000,000
Balance at beginning of year		$ 600
Dividend declared per share		$ 1.21		$ 1.21
Balance at end of year		$ 600		$ 600
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		20,000,000
Balance at end of year (shares)		20,000,000		20,000,000
Balance at beginning of year		$ 500
Dividend declared per share		$ 1.13		$ 1.13
Balance at end of year		$ 500		$ 500
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 1.10		$ 1.10
Balance at end of year		$ 400		$ 400
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 1.21		$ 1.44
Balance at end of year		$ 400		$ 400
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[2]	14,000,000
Balance at end of year (shares)	[2]	14,000,000		14,000,000
Balance at beginning of year	[2]	$ 350
Dividend declared per share	[2]	$ 1.28		$ 0.77
Balance at end of year	[2]	$ 350		$ 350
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		4,690
Balance at end of year		$ 4,690		$ 4,690
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		639,232,276		639,329,625
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan		6,746,237
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)		563,613		902,651
Repurchased for cancellation and treasury shares sold/purchased	[3],[4]	(652,730)		(1,000,000)
Balance at end of year (shares)		645,889,396		639,232,276		639,329,625
Balance at beginning of year		$ 12,971		$ 12,929		$ 13,032
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan		471
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans		40		62
Repurchased for cancellation and treasury shares sold/purchased		$ (52)	[3],[4]	$ (20)	[3],[4]	$ (202)
Dividend declared per share		$ 4.24	[5]	$ 4.06		$ 3.78
Balance at end of year		$ 13,430		$ 12,971		$ 12,929
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		5,348		4,340		4,240
Balance at end of year		6,598		5,348		$ 4,340
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	[6]	658
Balance at end of year	[6]	658		$ 658
4.3% Limited Recourse Capital Notes Series 1 [Member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at end of year	[7]	$ 1,250

[1]	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
[2]	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.
[3]	Common shares are net of 652,730 treasury shares as at October 31, 2020.
[4]	During fiscal 2020, we did not purchase any of our common shares under the normal course issuer bid (NCIB). During fiscal 2019, we repurchased and cancelled 1 million of our common shares as part of the NCIB at an average cost of $90.00 per share, totalling $90 million.
[5]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[6]	On July 30, 2019, we issued US$500 million 4.8% Additional Tier 1 Capital Notes.
[7]	On September 16, 2020, we issued $1,250 million 4.3% Limited Recourse Capital Notes, Series 1.